Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
REVENUES:
Service revenue, net	$ 506,279	$ 426,490
Total Revenues	506,279	426,490
EXPENSES:
Drilling rigs and drillships operating expenses	237,740	230,392
Depreciation and amortization	108,967	111,486
General and administrative expenses	46,068	39,928
Gain on disposals	0	(43)
Legal settlements and other, net (Note 14)	6,000	6,394
Operating income	107,504	38,333
OTHER INCOME / (EXPENSES):
Interest and finance costs (includes ($6,544) accumulated other comprehensive reclassifications in 2012 for losses on previously designated cash flow hedges (Note 12)	(64,819)	(57,152)
Interest income	3,083	327
(Loss)/ gain on interest rate swaps (Note 9)	19,871	(10,940)
Other, net	4,074	1,917
Total other expenses, net	(37,791)	(65,848)
INCOME/(LOSS) BEFORE INCOME TAXES	69,713	(27,515)
Income taxes (Note 11)	(24,575)	(21,628)
NET INCOME / (LOSS) ATTRIBUTABLE TO OCEAN RIG UDW INC.	45,138	(49,143)
NET INCOME / (LOSS) ATTRIBUTABLE TO OCEAN RIG UDW INC. COMMON STOCKHOLDERS (Note 13)	$ 45,098	$ (49,143)
EARNINGS/(LOSS) PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 13)	$ 0.34	$ (0.37)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 13)	131,705,782	131,696,928